Income tax - Disclosure of operating tax loss carry forwards expiring years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Income tax
Operating loss carry forwards	$ 26,911
Underpaid tax claw back period	5 years
2020
Income tax
Operating loss carry forwards	$ 6,270
2021
Income tax
Operating loss carry forwards	7,856
2022
Income tax
Operating loss carry forwards	8,356
2023
Income tax
Operating loss carry forwards	398
Tax Loss With No Expiry
Income tax
Operating loss carry forwards	$ 4,031